Income Taxes - Ocean Rig Income/(Losses) Before Taxes by Country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total income before taxes	$ (1,073,989)	$ 135,843	$ (153,437)
Drilling Segment
Domestic income / (loss) (Republic of the Marshall Islands)	90,181	(161,913)	(66,604)
Foreign income	42,277	499,539	174,518
Total income before taxes	$ 132,458	$ 337,626	$ 107,914